Shareholder Report, Holdings (Details) - C000241224	Oct. 31, 2024
FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_046353108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%